Operating Risk (Details) - Schedule of Operating Risks - Customer Concentration Risk [Member] - Sales Revenue, Net	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Customer B [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	14.50%		21.40%		20.10%
Customer C [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage		[1]		[1]	11.60%
Customer E [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	19.50%		19.60%			[1]
Customer F [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	11.40%			[1]		[1]

[1]	Less than 10%